Subsequent Events (Details)																						1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 24, 2024 USD ($) $ / shares shares	Dec. 09, 2024 shares	Nov. 27, 2024 shares	Oct. 28, 2024 $ / shares shares	Oct. 25, 2024 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 19, 2024 USD ($) $ / shares shares	Sep. 10, 2024 USD ($) $ / shares shares	Sep. 06, 2024 USD ($) $ / shares shares	Sep. 04, 2024 USD ($) $ / shares shares	Aug. 28, 2024 USD ($)	Aug. 20, 2024 USD ($) $ / shares shares	Aug. 12, 2024 shares	Jul. 15, 2024 USD ($)	Jun. 20, 2024 USD ($) $ / shares shares	Jun. 17, 2024 USD ($)	May 31, 2024 USD ($)	May 16, 2024 shares	May 15, 2024 USD ($) $ / shares shares	May 15, 2024 CAD ($) shares	Apr. 01, 2024 USD ($) shares	Jul. 31, 2024 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Mar. 31, 2024 USD ($) item $ / shares shares	Nov. 26, 2024	Jan. 25, 2024 $ / shares
Subsequent Events
Proceeds received from convertible note | $																								$ 714,932
Number of conversion notices | item																									2
Exercise price of warrants per share | $ / shares						$ 862.5																	$ 862.5		$ 862.5
Gross proceeds | $																							$ 1,721,636
Stock issued for services	380,000
Par value per share | $ / shares						$ 0																$ 0	$ 0		$ 359.25
Number of shares issued upon exercise of warrants						8,800																	8,800		1
Issuance of shares, reverse takeover transaction (in shares)																									2,000
Fair value of the common shares | $ / shares																											$ 359.25
Number of Warrants Issued	620,000					165,467															174,267		165,467		174,267
Convertible note liability
Subsequent Events
Principal amount of debt converted | $							$ 1,258,364	$ 600,160	$ 375,100	$ 675,180		$ 161,786			$ 1,072,200				$ 70,000
Volume weighted average price per share | $ / shares							$ 28.13	$ 28.13	$ 28.13	$ 28.13		$ 28.13			$ 40.21				$ 40.21
Shares issued to settle NCAC liabilities															1,047				1,157	1,157
First Tranche Note
Subsequent Events
Interest rate																											8.00%
Second Tranche Note
Subsequent Events
Notional amount | $						$ 1,250,000																	$ 1,250,000
Common Shares
Subsequent Events
Shares issued to settle NCAC liabilities																									2,000
Public warrants
Subsequent Events
Exercise price of warrants per share | $ / shares						$ 862.5																	$ 862.5		$ 862.5
Number of Warrants Issued						157,867															166,667		157,867		166,667
Warrants with Exercise Price $2
Subsequent Events
Exercise price of warrants per share | $ / shares	$ 2
Number of Warrants Issued	2,000,000
Warrants with Exercise Price $2.50
Subsequent Events
Exercise price of warrants per share | $ / shares	$ 2.5
Number of Warrants Issued	75,000
Convertible note liability
Subsequent Events
Volume weighted average price per share | $ / shares															$ 40.21				$ 40.21
Shares issued to settle NCAC liabilities															1,047				1,157	1,157
Convertible note liability | Unsecured convertible promissory note
Subsequent Events
Shares issued to settle NCAC liabilities						373,555
Convertible note liability | Convertible note liability
Subsequent Events
Principal amount of debt converted | $							$ 1,258,364	$ 600,160	$ 375,100	$ 675,180
Volume weighted average price per share | $ / shares							$ 28.13	$ 28.13	$ 28.13	$ 28.13		$ 37.5
Warrants issued on conversion of convertible securities												6,667
Warrants and Rights Outstanding, Term												2 years
Stock issued upon conversion of debt							44,730	21,333	13,333	24,000
Shares issued to settle NCAC liabilities			151,010
Number of shares issued upon exercise of warrants			182,323									13,333
Convertible note liability | Equity line of credit (ELOC) agreement
Subsequent Events
Principal amount of debt converted | $					$ 422,697	$ 1,615,501
Volume weighted average price per share | $ / shares						$ 37.5
Common shares reserved for future issuance | $											$ 25,000,000
Agreement period											24 months
Gross proceeds | $																					$ 6,677,598
Stock issued upon conversion of debt					11,272	43,080
Stock issued for services																					1,744,635
Convertible note liability | PGI promissory note
Subsequent Events
Principal amount of debt converted | $						$ 1,460,657
Volume weighted average price per share | $ / shares						$ 37.5
Converted instrument amount | $						$ 1,037,960
Promissory notes payable | $						$ 422,697																	$ 422,697
Stock issued upon conversion of debt						27,679
First Tranche Note
Subsequent Events
Notional amount | $														$ 625,000		$ 312,250	$ 312,250
Interest rate																	8.00%
Principal amount of debt converted															$ 1,072,200					$ 70,000
Volume weighted average price per share | $ / shares															$ 40.21				$ 40.21
Stock issued upon conversion of debt															26,667				1,741	1,741
Second Tranche Note
Subsequent Events
Notional amount | $																									$ 1,000,000
Proceeds received from convertible note | $														$ 500,000		$ 250,000	$ 250,000
Interest rate														8.00%		8.00%
Unaffiliated third-party investor
Subsequent Events
Par value per share | $ / shares																						$ 0
Unaffiliated third-party investor | Common Shares
Subsequent Events
Stock issued for services																						8,800
Unaffiliated third-party investor | Public warrants
Subsequent Events
Stock issued for services																						8,800
Shares issued to third-party consultants and legal advisors
Subsequent Events
Stock issued for services													2,294					2,373
Reverse merger agreement
Subsequent Events
Shares issued to settle NCAC liabilities		594,771
Number of shares acquired				1,000
Issuance of shares, reverse takeover transaction (in shares)				26,667
Fair value of the common shares | $ / shares				$ 41.25
Stock ratio																										0.013
Ordinary share transactions | Private placement
Subsequent Events
Stock issued for services	380,000
Gross proceeds received | $	$ 2,000,000
Ordinary share transactions | Warrants with Exercise Price $2 | Private placement
Subsequent Events
Exercise price of warrants per share | $ / shares	$ 2
Ordinary share transactions | Warrants with Exercise Price $2.50 | Private placement
Subsequent Events
Exercise price of warrants per share | $ / shares	$ 2.5